Revenue and Other Income and Gains - Schedule of Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from contracts with customers
Revenue from contracts with customers	$ 45,705	$ 41,991	$ 19,845
Revenue from other sources
Revenue from other sources	98,325	77,014	42,543
Advertising services income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	13,518	13,376	10,064
Licensing, subscription and marketing services income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	4,222	5,483	4,358
Media advertising and marketing services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	17,740	18,859	14,422
Hotel operation, hospitality and VIP services income [Member]
Revenue from contracts with customers
Revenue from contracts with customers	27,965	23,132	5,423
Hotel operation, hospitality and VIP services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	45,705	41,991	19,845
Net fair value changes on financial assets at FVTPL and derivative financial instruments [Member]
Revenue from other sources
Revenue from other sources	44,004	26,342	(37,759)
Gain related to disposed investments at FVTPL [Member]
Revenue from other sources
Revenue from other sources			50,522
Dividend income [Member]
Revenue from other sources
Revenue from other sources	8,616	8,681	9,935
Strategic Investment [Member]
Revenue from other sources
Revenue from other sources	98,325	77,014	42,543
Timing of Transfer of Goods or Services [Member]
Revenue from contracts with customers
Revenue from contracts with customers	45,705	41,991	19,845
Point in time [Member]
Revenue from contracts with customers
Revenue from contracts with customers	13,518	13,376	10,064
Over time [Member]
Revenue from contracts with customers
Revenue from contracts with customers	$ 32,187	$ 28,615	$ 9,781